Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 2,452	$ 7,532
Short term deposits	37	34
Prepaid expenses	397	370
Other current assets	369	397
Inventory	1,187	2,320
TOTAL CURRENT ASSETS	4,442	10,653
NON-CURRENT ASSETS:
Restricted bank deposits	208	192
Prepaid expenses	127	91
Operating lease right of use assets	837	974
Property and equipment, net	937	927
TOTAL NON-CURRENT ASSETS	2,109	2,184
TOTAL ASSETS	6,551	12,837
CURRENT LIABILITIES:
Accounts payable	591	297
Other payables and accrued expenses	953	870
Short-term employee benefits	764	668
Current maturities of operating lease liabilities	316	314
TOTAL CURRENT LIABILITIES	5,778	5,190
NON-CURRENT LIABILITIES:
Warrants liability	435	331
Operating lease liabilities	484	598
TOTAL NON-CURRENT LIABILITIES	919	929
TOTAL LIABILITIES	6,697	6,119
COMMITMENTS AND CONTINGENCIES (Note 6)
SHAREHOLDERS’ EQUITY:
Share capital - Ordinary shares of NIS 0.00286 par value - Authorized: 34,973,575 shares on June 30, 2025, and December 31, 2024; Issued and outstanding: 12,145,004 shares on June 30, 2025, and 12,105,496 on December 31, 2024	10	10
Additional paid-in capital	67,119	67,026
Accumulated other comprehensive loss	(2,059)	(2,147)
Accumulated deficit	(65,216)	(58,171)
TOTAL EQUITY	(146)	6,718
TOTAL LIABILITIES AND EQUITY	6,551	12,837
Nonrelated Party [Member]
CURRENT LIABILITIES:
Promissory note	923	890
Related Party [Member]
CURRENT LIABILITIES:
Promissory note	$ 2,231	$ 2,151